Note B - Summary of Significant Accounting Policies (Details Textual) - EBP 221935537 001 [Member]	Dec. 31, 2025
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Common Collective Trust [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]